Borrowings	12 Months Ended
Dec. 31, 2017
Borrowings
Borrowings

13. Borrowings

        An analysis of the borrowings is as follows:

	As of December 31,
	2016	2017
Amounts due within one year	156,645	188,167
Less: unamortized deferred loan/bond issuance costs	(9,197)	(8,800)

Borrowings, current portion	147,448	179,367

Amounts due after one year	2,543,357	2,399,849
Plus: unamortized premium(1)	1,304	—
Less: unamortized deferred loan/bond issuance costs	(40,083)	(31,660)

Borrowings, non-current portion	2,504,578	2,368,189

Total	2,652,026	2,547,556

(1)	Refer to "Bonds" disclosed below for details on the premium.

Bank Loans-secured

Terminated Facilities:

(a)	Danish Ship Finance A/S loan

        In March 2008, GAS-one Ltd. entered into a bank loan facility of up to $174,033 with Danish Ship Finance A/S in order to partially finance the construction of an LNG vessel. On March 9, 2012, GAS-one Ltd. entered into an amending and restating agreement with Danish Ship Finance A/S. The amendment defined that the guarantors were GasLog and GasLog Carriers Ltd.

        On July 25, 2016, pursuant to the credit agreement entered into by GasLog with a number of international banks to refinance the existing indebtedness on eight of its on-the-water vessels of up to $1,050,000 (the "Legacy Facility Refinancing", please refer to (l) below), the outstanding balance under the GAS-one Ltd. credit facility of $115,523 was fully repaid.

(b)	DNB Bank ASA, UBS AG, National Bank of Greece S.A., Commonwealth Bank of Australia and Skandinaviska Enskilda Banken AB (publ) loan

        On May 17, 2013, GAS-two Ltd. signed a loan agreement with DNB Bank ASA, acting through its London Branch, UBS AG, National Bank of Greece S.A., Commonwealth Bank of Australia and Skandinaviska Enskilda Banken AB (publ) for a term loan facility of up to $110,000 and a revolving credit facility of up to $50,000 for the purpose of refinancing the facility of GAS-two Ltd. with DnB Nor Bank ASA, National Bank of Greece and UBS AG which was due to mature in March 2014 and for general corporate purposes.

        On July 25, 2016, pursuant to the Legacy Facility Refinancing (please refer to (l) below), the outstanding balance under the GAS-two Ltd. credit facility of $122,175 was fully repaid.

(c)	Nordea Bank Finland PLC, ABN Amro Bank N.V. and Citibank International PLC syndicated loan

        On October 3, 2011, GAS-five Ltd. and GAS-six Ltd. entered into a loan agreement of up to $277,000 with Nordea Bank Finland PLC, ABN Amro Bank N.V. and Citibank International PLC in order to partially finance the acquisition of two LNG vessels. The loan agreement provided for two equal tranches that were drawn on May 24, 2013 and July 19, 2013 for the financing of the GasLog Sydney and the GasLog Skagen, respectively. In connection with the GasLog Partners' IPO on May 12, 2014, the credit facility entered was amended to, among other things, (1) divide the facility into two separate facilities on substantially the same terms as the initial facility, with one of the facilities executed by GAS-five Ltd. for the portion allocated to the GasLog Sydney, (2) permit GasLog's contribution of GAS-five Ltd. to the Partnership and (3) add GasLog Partners Holdings LLC as a guarantor and remove GasLog Carriers Ltd., a wholly owned subsidiary of GasLog, as guarantor in connection with the GAS-five Ltd. facility. In connection with these amendments, the Partnership prepaid $82,634 of the new GAS-five Ltd. facility with proceeds of the initial public offering. On November 19, 2014, the outstanding amount of $48,225 under the GAS-five Ltd. credit facility was fully repaid.

        On July 25, 2016, pursuant to the Legacy Facility Refinancing (please refer to (l) below), the outstanding balance under the GAS-six Ltd. credit facility of $116,096 was fully repaid.

(d)	Credit Suisse AG

        On January 18, 2012, GAS-seven Ltd. entered into a loan agreement of up to $144,000 with Credit Suisse AG, for the purpose of financing one of the newbuilding vessels. The agreement provided for a single tranche that was drawn on December 4, 2013 for the financing of the GasLog Seattle. The loan bore interest at LIBOR plus a margin.

        On July 25, 2016, pursuant to the Legacy Facility Refinancing (please refer to (l) below), the outstanding balance under the GAS-seven Ltd. credit facility of $124,000 was fully repaid.

(e)	DnB Bank ASA, Commonwealth Bank of Australia, Danish Ship Finance A/S, ING Bank N.V. and Skandinaviska Enskilda Banken AB (publ)

        On December 23, 2011, GAS-eight Ltd., GAS-nine Ltd. and GAS-ten Ltd. entered into a loan agreement (the "Principal Agreement") for a senior secured credit facility of up to $435,000 with DnB Bank ASA, Commonwealth Bank of Australia, Danish Ship Finance A/S, ING Bank N.V. and Skandinaviska Enskilda Banken AB (publ) for the purpose of financing three of the newbuilding vessels. The loan agreement provided for three tranches, to be drawn upon delivery of each newbuilding vessel. On June 24, 2014, GAS-eight Ltd. drew down $143,000 from the loan facility, to partially finance the delivery of the Solaris, on December 10, 2014, GAS-nine Ltd. drew down $146,000 from the loan facility to partially finance the delivery of the GasLog Saratoga and on April 24, 2015, GAS-ten Ltd. drew down $146,000 from the loan facility to partially finance the delivery of the GasLog Salem.

        On July 25, 2016, pursuant to the Legacy Facility Refinancing (please refer to (l) below), the aggregate outstanding balance under the credit facility of GAS-eight Ltd., GAS-nine Ltd. and GAS-ten Ltd. of $398,780 was fully repaid. Also, on July 26, 2016, the bank guarantees issued by BNP Paribas S.A. were terminated.

(f)	Citibank N.A., London Branch, Citibank International Plc. and DVB America N.V.

        On September 25, 2013, GAS-fifteen Ltd. signed a loan agreement with Citibank N.A., London Branch and Citibank International Plc., for a term loan facility of $100,000 to partially finance the acquisition of the GasLog Chelsea drawn on September 26, 2013. In October 2013, Citibank International Plc., the existing lender of the GAS-fifteen Ltd. facility, transferred $50,000 of the outstanding facility to DVB Bank America N.V.

        On July 25, 2016, pursuant to the Legacy Facility Refinancing (please refer to (l) below), the outstanding balance under the GAS-fifteen Ltd. credit facility of $83,325 was fully repaid.

(g)	Citibank, N. A. London Branch

        On April 1, 2014, in connection with the acquisition of the three LNG carriers from BG Group plc ("BG Group"), GAS-sixteen Ltd., GAS-seventeen Ltd. and GAS-eighteen Ltd. signed a loan agreement of $325,500 with Citibank, N.A. London Branch acting as security agent and trustee for and on behalf of the other finance parties. The loan had a two year maturity without intermediate payments bearing interest at LIBOR plus a margin and was drawn on April 9, 2014, to partially finance the deliveries of the Methane Rita Andrea, the Methane Jane Elizabeth and the Methane Lydon Volney. In connection with the closing of the Partnership's acquisition of the two entities that own the Methane Rita Andrea and the Methane Jane Elizabeth on September 29, 2014, GasLog entered into a supplemental deed to the facility agreement dated April 1, 2014 that, among other things, permitted the Partnership (or its subsidiary) to acquire GAS-sixteen Ltd. and GAS-seventeen Ltd. from GasLog and required, as a condition precedent to such acquisition, the Partnership and GasLog Partners Holdings LLC to guarantee the obligors obligations under the facility. The debt of $217,000 was assumed by the Partnership for the acquisition of GAS-sixteen Ltd. and GAS-seventeen Ltd. On October 9, 2014, the Partnership prepaid $25,000 from the proceeds of the follow-on equity offering. The assumed balance of $192,000 was fully repaid on November 19, 2014.

        On May 14, 2014, in connection with the acquisition of the three additional LNG carriers from BG Group, GAS-nineteen Ltd., GAS-twenty Ltd. and GAS-twenty one Ltd. signed a loan agreement of $325,500 with Citibank N.A. London Branch, acting as security agent and trustee for and on behalf of the other finance parties. The loan had a two-year maturity without intermediate payments bearing interest at LIBOR plus a margin and $108,500 was drawn on June 3, 2014, on June 10, 2014 and on June 24, 2014 to partially finance the deliveries of the Methane Shirley Elisabeth, the Methane Heather Sally and the Methane Alison Victoria respectively. In connection with the closing of the Partnership's acquisition of the three entities that own the Methane Shirley Elisabeth, the Methane Heather Sally and the Methane Alison Victoria on July 1, 2015, GasLog Partners and GasLog Partners Holdings LLC were added as corporate guarantors in addition to GasLog, for the respective loan facility, replacing a previous guarantor, GasLog Carriers Ltd. The debt of $325,500 was assumed by the Partnership for the acquisition of GAS-nineteen Ltd., GAS-twenty Ltd. and GAS-twenty one Ltd. Using the proceeds of the equity offering completed in June 2015, GasLog Partners prepaid $10,000 of the GAS-nineteen Ltd. tranche on September 4, 2015, $5,000 of the GAS-twenty Ltd. tranche on December 10, 2015 and $5,000 of the GAS-twenty one Ltd. tranche on December 29, 2015.

        On April 5, 2016, pursuant to the credit agreements entered into by GasLog to refinance the debt maturities that were scheduled to become due in 2016 and 2017 (the "Five Vessel Refinancing", please refer to (k) below), the outstanding balances under the GAS-eighteen Ltd. credit facility and the GAS-nineteen Ltd., GAS-twenty Ltd. and GAS-twenty one Ltd. credit facility of $108,500 and $305,500, respectively, were fully repaid.

(h)

ABN Amro Bank N.V., Commonwealth Bank of Australia, Credit Agricole Corporate and Investment Bank, Deutsche Bank AG Filiale Deutschlandgeschäft and DNB Bank ASA, London Branch and ING Bank N.V., London Branch

        On March 25, 2015, GAS-twenty six Ltd. and GAS-twenty seven Ltd. entered into a senior secured term loan facility of up to $325,000 with ABN Amro Bank N.V., Commonwealth Bank of Australia, Credit Agricole Corporate and Investment Bank, Deutsche Bank AG Filiale Deutschlandgeschäft, DNB Bank ASA, London Branch and ING Bank N.V., London Branch, and a subordinated term loan facility of up to $135,000 with ABN Amro Bank N.V., Credit Agricole Corporate and Investment Bank, Deutsche Bank AG Filiale Deutschlandgeschäft and DNB Bank ASA, London Branch for the purpose of financing the acquisition of the Methane Becki Anne and the Methane Julia Louise (Note 6). The available amounts were fully drawn on March 31, 2015. Both facilities bore interest at LIBOR plus a margin.

        On February 24, 2016, following the completion of the sale and leaseback of the Methane Julia Louise (Note 7), $162,500 was prepaid into the senior secured term loan facility and $67,500 was prepaid into the subordinated term loan facility. Finally, on April 5, 2016, pursuant to the Five Vessel Refinancing (please refer to (k) below), the outstanding balances of $162,500 under the senior secured term loan facility and $67,500 under the subordinated term loan facility were fully repaid.

Existing facilities:

(i)	Citibank, Nordea Bank Finland plc, London Branch, DVB Bank America N.V., ABN Amro Bank N.V., Skandinaviska Enskilda Banken AB and BNP Paribas

        On November 12, 2014, GAS-three Ltd., GAS-four Ltd., GAS-five Ltd., GAS-sixteen Ltd., GAS-seventeen Ltd., GasLog Partners and GasLog Partners Holdings LLC entered in a loan agreement with Citibank acting as security agent and trustee for and on behalf of the other finance parties mentioned above, for a credit facility for up to $450,000 (the "GasLog Partners' Credit Facility") for the purpose of refinancing in full the existing debt facilities. The agreement provides for a single tranche that was drawn on November 18, 2014. The credit facility bears interest at LIBOR plus a margin.

        On May 8, 2015, the Partnership entered into a supplemental deed relating to its Citibank N.A. loan facility, in which the lenders unanimously approved such changes to the facility agreement as were required to reflect the changes to the charters of three vessels agreed with BG Group on April 21, 2015. The balance outstanding as of December 31, 2017 is $382,500 (December 31, 2016: $405,000) and is repayable in 8 equal quarterly installments of $5,625 each and a final balloon payment of $337,500 payable concurrently with the last quarterly installment in November 2019.

(j)

Citibank, N.A., London Branch, Nordea Bank AB, London Branch, The Export-Import Bank of Korea, Bank of America, National Association, BNP Paribas, Crédit Agricole Corporate and Investment Bank, Credit Suisse AG, HSBC Bank plc, ING Bank N.V., London Branch, KEB HANA Bank, London Branch, KfW IPEX-Bank GmbH, National Australia Bank Limited, Oversea-Chinese Banking Corporation Limited, Société Générale and The Korea Development Bank

        On October 16, 2015, GAS-eleven Ltd., GAS-twelve Ltd., GAS-thirteen Ltd., GAS-fourteen Ltd., GAS-twenty two Ltd., GAS-twenty three Ltd., GAS-twenty four Ltd. and GAS-twenty five Ltd. entered into a debt financing agreement with 14 international banks for $1,311,356 to partially finance the delivery of the eight newbuildings expected to be delivered in 2016, 2018 and 2019. The financing is backed by the Export Import Bank of Korea ("KEXIM") and the Korea Trade Insurance Corporation ("K-Sure"), who are either directly lending or providing cover for over 60% of the facility.

        The loan agreement provides for four tranches of $412,458, $201,094, $206,115 and $491,690. The facility is also sub-divided into eight loans, one loan per newbuilding vessel, to be provided for each of the vessels on a pro rata basis under each of the four tranches. Each drawing under the first three tranches shall be repaid in 24 consecutive semi-annual equal installments commencing six months after the actual delivery of the relevant vessel according to a 12-year profile. Each drawing under the fourth tranche shall be repaid in 20 consecutive semi-annual equal installments commencing six months after the actual delivery of the relevant vessel according to a 20-year profile, with a balloon payment together with the final installment. On March 22, 2016 and June 24, 2016, $162,967 were drawn down on each date with respect to the deliveries of the GasLog Greece and the GasLog Glasgow, while on September 26, 2016 and October 25, 2016, $160,697 were drawn down on each date with respect to the deliveries of the GasLog Geneva and the GasLog Gibraltar. The aggregate balance outstanding under the loan facility as of December 31, 2017 was $589,930 (December 31, 2016: $635,783). Amounts drawn bear interest at LIBOR plus a margin. The four vessel-owning entities that made the drawdowns are also required to maintain at all times minimum liquidity of $1,500 and are in compliance as of December 31, 2017.

        As of December 31, 2017, commitment, arrangement, coordination, agency, bookrunner and legal fees of $17,519 for obtaining the undrawn portion of the financing (December 31, 2016: $12,045) are classified under Deferred financing costs in the statement of financial position and will be netted off debt on the respective drawdown dates.

(k)

ABN AMRO Bank N.V., DNB (UK) Ltd., DVB Bank America N.V., Commonwealth Bank of Australia, ING Bank N.V., London Branch, Credit Agricole Corporate and Investment Bank and National Australia Bank Limited

        On February 18, 2016, GAS-eighteen Ltd., GAS-nineteen Ltd., GAS-twenty Ltd., GAS-twenty one Ltd. and GAS-twenty seven Ltd. entered into the Five Vessel Refinancing to refinance the debt maturities that were scheduled to become due in 2016 and 2017. The Five Vessel Refinancing comprises a five-year senior tranche facility of up to $396,500 and a two-year bullet junior tranche facility of up to $180,000. The vessels covered by the Five Vessel Refinancing are the GasLog Partners-owned Methane Alison Victoria,  Methane Shirley Elisabeth and Methane Heather Sally and the GasLog-owned Methane Lydon Volney and Methane Becki Anne.

        On April 5, 2016, $395,450 and $179,750 under the senior and junior tranche, respectively, of the Five Vessel Refinancing were drawn to partially refinance $644,000 of the outstanding debt of GAS-eighteen Ltd., GAS-nineteen Ltd., GAS-twenty Ltd., GAS-twenty one Ltd. and GAS-twenty seven Ltd. The balance of $68,800 was paid from available cash. The aforementioned refinancing was considered an extinguishment of the existing debt facilities. Consequently, the unamortized loan fees of $3,046 were written off to profit or loss for the year ended December 31, 2016. Following the decrease in the aggregate available amount by $1,300, the senior tranche facility provides for four advances of $72,288 each and a fifth advance of $106,298. The first four advances shall be repaid in 20 quarterly equal installments commencing three months after the relevant drawdown dates while the fifth advance shall be repaid in 17 quarterly equal installments commencing 12 months after the relevant drawdown date, with a balloon payment together with the final installments. The junior tranche facility provides for four advances of $29,958 each and a fifth advance of $59,918. Each advance under the junior tranche shall be repaid in full 24 months after the relevant drawdown dates.

        On April 5, 2017, GasLog prepaid $150,000 under the junior tranche facility agreement. The prepayment was applied to the advances as follows: $29,958 applies to Advance A (GAS-eighteen Ltd.), $20,042 applies to Advance B (GAS-nineteen Ltd.), $20,042 applies to Advance C (GAS-twenty Ltd.), $20,042 applies to Advance D (GAS-twenty one Ltd.) and $59,918 applies to Advance E (GAS-twenty seven Ltd.). The prepayment did not result in substantially different terms and was accounted for as a debt modification. Consequently, the unamortized loan fees of $1,016 were amortized based on the revised effective interest rate over the remaining life of each Advance.

        The aggregate balance outstanding under the senior tranche as of December 31, 2017 is $353,170, while under the junior tranche the outstanding balance is $29,750. Amounts drawn bear interest at LIBOR plus a margin (variable margin for the junior tranche).

        On December 12, 2017, GasLog issued a notice of prepayment with respect to its relevant subsidiaries for the repayment of the remaining junior tranches totaling $29,750. The amount was repaid on January 5, 2018, resulting in an accelerated amortization as of December 31, 2017 of $213.

(l)

Citigroup Global Market Limited, Credit Suisse AG, Nordea Bank AB, London Branch, Skandinaviska Enskilda Banken AB (publ), HSBC Bank plc, ING Bank N.V., London Branch, Danmarks Skibskredit A/S, Korea Development Bank and DVB Bank America N.V.

        On July 19, 2016, GAS-one Ltd., GAS-two Ltd., GAS-six Ltd., GAS-seven Ltd., GAS-eight Ltd., GAS-nine Ltd., GAS-ten Ltd. and GAS-fifteen Ltd. entered into the Legacy Facility Refinancing, a credit agreement to refinance the existing indebtedness on eight of GasLog's on-the-water vessels of up to $1,050,000, extending the maturities of six existing credit facilities to 2021. The vessels covered by the Legacy Facility Refinancing are the GasLog Savannah, the GasLog Singapore, the GasLog Skagen, the GasLog Seattle, the Solaris, the GasLog Saratoga, the GasLog Salem and the GasLog Chelsea.

        The Legacy Facility Refinancing is comprised of a five-year term loan facility of up to $950,000 and a revolving credit facility of up to $100,000. On July 25, 2016, the available amount of $950,000 under the term loan facility and $11,641 under the revolving credit facility were drawn to refinance the aggregate existing indebtedness of $959,899 of GAS-one Ltd., GAS-two Ltd., GAS-six Ltd., GAS-seven Ltd., GAS-eight Ltd., GAS-nine Ltd., GAS-ten Ltd. and GAS-fifteen Ltd. Amounts drawn bear interest at LIBOR plus a margin. The aforementioned refinancing was considered an extinguishment of the existing debt facilities. Consequently, the unamortized loan fees of $18,215 were written off to profit or loss for the year ended December 31, 2016. On January 17, 2017, $30,000 was drawn under the revolving credit facility. On July 3, 2017, the full drawn amount of $41,641 under the revolving credit facility was repaid.

        The balance outstanding as of December 31, 2017 of $891,667 under the term loan facility shall be repaid in seven semi-annual installments of $29,167 each and a balloon repayment of $687,500 five years after drawdown. The outstanding balance under the revolving credit facility as of December 31, 2017 was $0, while the available amount of $100,000 can be drawn and repaid at any time until January 2021 and July 2021, respectively. The aforementioned vessel-owning entities are also required to maintain at all times minimum liquidity of $1,500 and are in compliance as of December 31, 2017.

Securities covenants and guarantees

        The obligations under the aforementioned facilities are secured by a first priority mortgage over the vessels, a pledge of the share capital of the respective vessel owning companies and a first priority assignment of earnings related to the vessels (excluding the vessels participating in the Cool Pool), including charter revenue, management revenue and any insurance and requisition compensation. Obligations under the GasLog Partners Credit Facility are facilities guaranteed by the Partnership and GasLog Partners Holdings LLC, obligations under the Five Vessel Refinancing are guaranteed by GasLog, by the Partnership and GasLog Partners Holdings LLC for up to the value of the commitments relating to the Methane Alison Victoria,  Methane Shirley Elisabeth and Methane Heather Sally and by GasLog Carriers Ltd. for up to the value of the commitments on the remaining vessels, obligations under the Legacy Facility Refinancing are guaranteed by GasLog, by the Partnership and GasLog Partners Holdings LLC for up to the value of the commitments relating to the GasLog Seattle and the Solaris and by GasLog Carriers Ltd. for up to the value of the commitments on the remaining vessels, while obligations under the fourth facility are guaranteed by GasLog, the Partnership and GasLog Partners Holdings LLC for up to the value of the commitments relating to the GasLog Greece and the GasLog Geneva and by GasLog Carriers Ltd. for up to the value of the commitments on the remaining vessels. The facilities include customary respective covenants, and among other restrictions the facilities include a fair market value covenant pursuant to which the majority lenders may request additional security under the facilities if the aggregate fair market value of the collateral vessels (without taking into account any charter arrangements) were to fall below 120% of the aggregate outstanding principal balance (with respect to each individual vessel in the debt financing agreement entered into in October 2015, below 115% of the outstanding principal balance of that vessel for the first two years after each drawdown and below 120% at any time thereafter). The Group was in compliance with the required minimum security coverage as of December 31, 2017.

Bonds

        On June 27, 2013, GasLog issued NOK 500,000 (or $83,206 based on the exchange rate on June 27, 2013) of senior unsecured bonds maturing on June 27, 2018 (the "NOK 2018 Bonds"). On May 2, 2014, GasLog closed a follow-on issue of NOK 500,000 (or $83,612 based on the exchange rate on closing date) of the NOK 2018 Bonds at a premium of $4,180 (based on the exchange rate on closing date). On June 27, 2016, GasLog repurchased and cancelled NOK 588,000 (or $70,677) of the outstanding NOK 2018 Bonds at a price of 103.0% of par value, resulting in a loss of $2,120. Additionally, as a result of the repurchase, the unamortized bond fees and premium of $1,836 were written off to profit or loss for the year ended December 31, 2016. The total outstanding balance of the NOK 2018 Bonds, after the follow-on issue and the partial repurchase amounted to NOK 412,000 (equivalent to $49,522). On June 27, 2017, GasLog completed the repurchase of the outstanding balance of the NOK 2018 Bonds at a price of 103.0% of par value, resulting in a loss of $1,459, for a total consideration of NOK 424,360 ($70,783 at the swapped rate under the associated cross currency swaps). The aforementioned repurchase was considered an extinguishment of the existing NOK 2018 Bonds, and as a result, the unamortized bond fees and premium of $283 (gain) were written off to profit or loss for the year ended December 31, 2017.

        On June 27, 2016, GasLog also completed the issuance of NOK 750,000 (equivalent to $90,150) of new senior unsecured bonds (the "NOK 2021 Bonds") in the Norwegian bond market. The NOK 2021 Bonds mature in May 2021 and have a coupon of 6.9% over three-month NIBOR. The proceeds from the issuance were used to partly refinance GasLog's existing bonds maturing in June 2018, as described above.

        The NOK 2021 Bonds bear interest at NIBOR plus margin. Interest payments are made in arrears on a quarterly basis. GasLog may redeem the NOK 2021 Bonds in whole or in part as follows: (a) with settlement date at any time from June 27, 2019 to but not including June 27, 2020 at 104.0% of par plus accrued interest on redeemed amount, (b) with settlement date at any time from June 27, 2020 to but not including December 27, 2020 at 102.50% of par plus accrued interest on redeemed amount, and (c) with settlement date at any time from December 27, 2020 to but not including the maturity date at 101.0% of par plus accrued interests on redeemed amount.

        The carrying amount under the NOK 2021 Bonds, net of unamortized financing costs and unamortized premium, as of December 31, 2017 was $89,723 (aggregate carrying amount under the NOK 2018 Bonds and the NOK 2021 Bonds (the "NOK Bonds") as of December 31, 2016: $133,531) while their fair value was $97,416 based on a USD/NOK exchange rate of 0.1213 as of December 31, 2017 (December 31, 2016: $138,741, based on a USD/NOK exchange rate of 0.1159).

        On March 22, 2017, GasLog closed a public offering of $250,000 aggregate principal amount of 8.875% senior unsecured notes due in 2022 (the "8.875% Senior Notes") at a public offering price of 100% of the principal amount. The carrying amount under the 8.875% Senior Notes, net of unamortized financing costs as of December 31, 2017 was $245,936.

        Interest payment on the 8.875% Senior Notes is made in arrears on a quarterly basis. GasLog may redeem the 8.875% Senior Notes, in whole or in part, at any time and from time to time at a redemption price equal to the greater of (a) 100% of the principal amount of such notes and (b) the sum of the present values of the remaining scheduled payments of principal and interest thereon (exclusive of interest accrued to but excluding the date of redemption), computed using a discount rate equal to the applicable treasury rate plus 50 basis points, plus accrued and unpaid interest thereon to the date of redemption.

Corporate guarantor financial covenants

        GasLog Partners' financial covenants

        GasLog Partners as corporate guarantor for the GasLog Partners Credit Facility and the Five Vessel Refinancing is subject to specified financial covenants on a consolidated basis. These financial covenants include the following as defined in the agreements:

(i)	the aggregate amount of all unencumbered cash and cash equivalents must be not less than the higher of 3% of total indebtedness or $15,000;
(ii)	total indebtedness divided by total assets must be less than 60.0%;
(iii)	the ratio of EBITDA over debt service obligations as defined in the GasLog Partners guarantees (including interest and debt repayments) on a trailing 12 months basis must be not less than 110.0%; and
(iv)

the Partnership is permitted to declare or pay any dividends or distributions, subject to no event of default having occurred or occurring as a consequence of the payment of such dividends or distributions.

        The GasLog Partners Credit Facility and the Five Vessel Refinancing also impose certain restrictions relating to GasLog Partners, including restrictions that limit its ability to make any substantial change in the nature of its business or to change the corporate structure without approval from the lenders.

        Compliance with the financial covenants is required on a semi-annual basis. GasLog Partners was in compliance with the respective financial covenants as of December 31, 2017.

        GasLog's financial covenants

        GasLog, as corporate guarantor for the loan facilities, the NOK 2021 Bonds and the 8.875% Senior Notes listed above except for the GasLog Partners Credit Facility, is subject to specified financial covenants on a consolidated basis.

        The financial covenants include the following:

(i)	net working capital (excluding the current portion of long-term debt) must be not less than $0;
(ii)	total indebtedness divided by total assets (total indebtedness plus total equity in the case of the 8.875% Senior Notes) must not exceed 75.0%;
(iii)

the ratio of EBITDA over debt service obligations as defined in the respective credit facilities and the GasLog guarantees (including interest and debt repayments) on a trailing 12 months basis must be not less than 110.0% (100.0% in relation to the 8.875% Senior Notes);

(iv)

the aggregate amount of all unencumbered cash and cash equivalents must be not less than the higher of 3.0% of total indebtedness or $50,000 after the first drawdown (must be not less than the higher of 2.5% of total indebtedness or $35,000 in relation to the 8.875% Senior Notes);

(v)

GasLog is permitted to pay dividends, provided that the Group holds unencumbered cash and cash equivalents equal to at least 4.0% of its total indebtedness subject to no event of default having occurred or occurring as a consequence of the payment of such dividends (not applicable for the NOK 2021 Bonds and the 8.875% Senior Notes); and

(vi)	the Group's market value adjusted net worth must at all times be not less than $350,000 ($300,000 in relation to the 8.875% Senior Notes).

        The credit facilities also impose certain restrictions relating to GasLog, including restrictions that limit its ability to make any substantial change in the nature of its business or to engage in transactions that would constitute a change of control, as defined in the relevant credit facilities, without repaying all of the Group's indebtedness in full, or to allow the Group's largest shareholders to reduce their shareholding in GasLog below specified thresholds.

        GasLog as issuer of the NOK 2021 Bonds is required to comply with the financial covenants (i), (ii), (iii), (iv) and (vi) listed above. Also, under the NOK 2021 Bonds GasLog is permitted to make Distributions up to a maximum amount per share per annum for the years 2017, 2018, 2019, 2020 and 2021 of $1.10/share, $1.10/share, $1.20/share, $1.20/share and $1.20/share, respectively, provided that GasLog can demonstrate by delivering a compliance certificate to the trustee of the NOK 2021 Bonds that no event of default is continuing or would result from such Distributions.

        Compliance with the loan financial covenants is required on a semi-annual basis while compliance with the NOK 2021 Bonds and 8.875% Senior Notes covenants is required at all times. The Group was in compliance with all financial covenants as of December 31, 2017.

Debt Repayment Schedule

        The maturity table below reflects the principal repayments of the loans, the NOK 2021 Bonds and the 8.875% Senior Notes outstanding as of December 31, 2017 based on the repayment schedule of the respective loan facilities (as described above):

As of December 31, 2017
Not later than one year	188,167
Later than one year and not later than three years	631,834
Later than three years and not later than five years	1,407,353
Later than five years	360,662

Total	2,588,016

        The weighted average interest rate for the outstanding loan facilities for the year ended December 31, 2017 was 4.14% (December 31, 2016: 3.54%) excluding the fixed interest rate for the interest rate swaps where hedge accounting is not applicable (Note 25).

        After excluding the unamortized deferred loan issuance costs the carrying amount of the Group's bank debt recognized in the consolidated financial statements approximates its fair value since the debt bears interest at a variable interest rate.